TRADE ACCOUNTS RECEIVABLE - Trade accounts receivable by maturity (Details) - Trade accounts receivable - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
TRADE ACCOUNTS RECEIVABLE
Financial assets	R$ 6,531,465	R$ 2,915,206
Neither past due nor impaired | Current
TRADE ACCOUNTS RECEIVABLE
Financial assets	5,972,945	2,603,229
Past due but not impaired | Up to 30 days
TRADE ACCOUNTS RECEIVABLE
Financial assets	518,115	209,210
Past due but not impaired | From 31 to 60 days
TRADE ACCOUNTS RECEIVABLE
Financial assets	15,359	51,420
Past due but not impaired | From 61 to 90 days
TRADE ACCOUNTS RECEIVABLE
Financial assets	3,087	2,062
Past due but not impaired | From 91 to 120 days
TRADE ACCOUNTS RECEIVABLE
Financial assets	1,453	6,665
Past due but not impaired | From 121 to 180 days
TRADE ACCOUNTS RECEIVABLE
Financial assets	3,779	8,618
Past due but not impaired | From 181 days
TRADE ACCOUNTS RECEIVABLE
Financial assets	R$ 16,727	R$ 34,002